Schedule of short-term loans (Details) (Parenthetical) - USD ($)		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans		$ 1,632,983	$ 438,097
8i Enterprises Pte Ltd [Member]
Line of Credit Facility [Line Items]
Short term loans		$ 1,193,420
Interest Rate		10.00%
8i Enterprises Pte Ltd [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans		$ 1,401,279	$ 254,892
Interest Rate		8.00%
Maturities	[1]	December 31, 2025

[1]	On March 15, 2024, loan from 8i Enterprises Pte. Ltd and Meng Dong (James) Tan were converted into the Company’s ordinary shares (refer to Note 14). During the year ended December 31, 2024, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $